Annual Fund Operating Expenses - iShares FTSE NAREIT All Equity REIT Index Fund	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2036
iShares FTSE NAREIT All Equity REIT Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%	[1]
Component2 Other Expenses	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.06%	[1],[2]
Expenses (as a percentage of Assets)	0.12%
Fee Waiver or Reimbursement	(0.12%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.00%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus on page 19, BlackRock Fund Advisors (“BFA”) and BlackRock Advisors, LLC (“BAL”), the Fund’s administrator, have contractually agreed to waive their management fee and administration fee, as applicable, through June 30, 2036. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BFA and BAL have contractually agreed to reimburse, or provide offsetting credits to, the Fund, as applicable, for Independent Expenses through June 30, 2036. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to June 30, 2036 unless approved by a majority of the non-interested trustees of the Trust (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund.